Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent Events
The consolidated financial statements and related disclosures include evaluation of events up through and including April 12, 2024, which is the date the consolidated financial statements were available to be issued.
During 2024, the Company sold an aggregate of 609,088 of Accelsius Series A Units for aggregate proceeds of approximately $7,416.
During 2024, the Company continued to raise additional capital through its Class B Preferred Unit capital raise. The Company received $7,631 in new cash funds and issued 786,711 new Class B Preferred Units at an issuance price of $9.6992 per unit.
During 2024, noteholders with principal amount totaling $420 converted their Series 1 promissory notes into an aggregate of 43,303 Class B Preferred Units, based on the Class B Preferred Unit issuance price of $9.6992 per unit. The converting noteholders elected to receive the last interest payment due and waive the prepayment fee, if applicable, in connection with the transaction.
During 2024, outstanding Series 1 notes, with outstanding principal amounts of $122, became eligible for extension and the Company elected to extend such notes for an incremental 12-month period. In connection with the contractual extension, the interest rate on the notes reset to 12%.
During 2024, Innventure advanced funds in the amount of $1,975 to AeroFlexx.
During 2024, two individuals holding equity in the Fund totaling $329 entered into an agreement with the Company and exchanged their equity and additional cash of $121 for 25,775 Class B Preferred Units at an issuance price of $9.6992 and 16,427 Accelsius Series A Units at an issuance price of $12.175.
During 2024, the board of directors of Innventure provided written consent approving an increase in the number of Class B Preferred Units authorized under the Company's Fifth Amended and Restated Limited Liability Company Agreement, as amended, from 4,639,577 to 6,722,562. The authorized purchase price per unit remains unchanged at $9.6992.
On March 22, 2024, the 2025 Notes with a $6,000 principal balance and $743 of accrued interest were converted into 692,267 Accelsius Series A units at a conversion price of $9.74 per share. The conversion was pursuant to the occurrence of a qualified financing event as described in Note 5. Borrowings with the conversion price reflecting a 20% discount per the conversion terms.
Note 15. Subsequent Events
The condensed consolidated financial statements and related disclosures include evaluation of events up through and including August 28, 2024, which is the date the condensed consolidated financial statements were available to be issued. Events occurring after June 30, 2024 are:
The Company sold 154,003 of Accelsius Series A Units for aggregate proceeds of approximately $1,875. This amount will be reflected in non-controlling interests in the condensed consolidated statements of changes in unitholders' deficit in future periods.
The Company continued to receive additional capital through its Class B Preferred Unit capital raise which closed on January 26, 2024. The Company received $2,434 in cash and issued 250,897 new Class B Preferred Units at the issuance price of $9.6992 per share.
The Company sold 47,544 PCT shares for aggregate net proceeds of $269. The PCT shares were measured at their fair value immediately prior to the transaction.
On July 1, 2024, the Company ("Lender") entered into an intercompany loan agreement with AeroFlexx ("Borrower"). The pre-existing working capital interest-free loans to AeroFlexx, amounting to $7,635 are subject to this agreement as outstanding term loans and will also lend new term loans, up to an aggregate principal amount of $10,000, able to be drawn through the loan maturity date. After any full or partial repayment of the term loans, the borrower may borrow additional funds up to the $10,000 limit until the maturity date. The loan bears interest at the applicable federal rate published by the Internal Revenue Service and is adjusted on a quarterly basis. The term loans and any unpaid accrued interest are required to be repaid by the maturity date, which is the earliest of December 31, 2026 or the date of the sale, transfer or other disposition all of the borrower’s assets or borrower's stock.
The Company has an option to convert the outstanding principal amount of the term loans and any unpaid accrued interest into shares or units of next issuance of equity securities by the borrower, at a price equal to 100% of the price per share or unit and same terms and conditions in such issuance.
If, by January 1, 2025, the Borrower has not raised equity financing equal to or more than a target of $7,250, then on January 2, 2025, the outstanding principal and any unpaid accrued interest on the Term Loans will automatically convert into Class D preferred units of the borrower at the same price per unit and on the same terms and conditions as the Class D preferred unit of the borrower purchased by lender prior to the date of this loan agreement.
The Company lent an additional $350 to AeroFlexx in new term loans pursuant to this agreement.
On August 20, 2024, the Company entered into an unsecured short-term promissory note with a related party for $10,000 with an associated $1,000 loan fee which are both due on the earlier of the first business day following closing of the Business Combination or October 15, 2024.
On August 20, 2024, the Company signed a non-binding term sheet with a third party lender that would provide the Company with a secured line of credit up to $50,000, available starting at Closing and payable in tranches, with an interest rate of the greater of 13.50% or WSJ prime + 5.00% per annum with repayment terms of up to 36 months. $10,000 penny warrants are also expected to be issued at Closing and represent debt issuance costs. The warrants are expected to be liability classified and are convertible into Holdco common stock.
On August 22, 2024, the Company entered into an unsecured short-term promissory note with a related party for $2,000 with an associated interest rate of 11.5% per annum. The loan and associated interest is payable on the earlier of the first business day following closing of the Business Combination or October 15, 2024.

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Subsequent Event [Line Items]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
Management of the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as disclosed below.
On February 13, 2024, the Company announced that 150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate its initial business combination to March 13, 2024.
On March 13, 2024, the Company announced that 150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate its initial business combination to April 13, 2024.
On March 19, 2024, the First Restated Note was further amended and issued in the principal amount of up to $3,050,000 in favor of the Sponsor, which was fully drawn as of such date.
Note 11 – Subsequent Events
Management of the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued and has determined that there were no significant unrecognized events through that date other those noted below.
On July 11, 2024, the Company announced that $150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate an initial business combination to August 13, 2024.
On August 12, 2024, the Company announced that $150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate an initial business combination to September 13, 2024.
On August 13, 2024, the Company, acting pursuant to authorization from its Board, notified the NYSE of its intention to voluntarily withdraw the listing of its Class A ordinary shares, Public Warrants and Units from the NYSE and transfer the listing of its Class A ordinary shares to the Nasdaq Global Market (“Nasdaq”). The listing and trading of the Company's securities on the NYSE ended at market close on August 23, 2024, and trading of the
Class A ordinary shares commenced on Nasdaq on August 26, 2024, with the Units and Public Warrants commencing trading in the over-the-counter market on the same date.